Distribution Date:	12/12/24	COMM 2014-CCRE21 Mortgage Trust
Determination Date:	12/06/24
Next Distribution Date:	01/10/25
Record Date:	11/29/24	Commercial Mortgage Pass-Through Certificates
Series 2014-CCRE21
December Revision
Revision has been made to correct the principal amounts distributed to bonds.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		Heather Bennett and Arne Shulkin	hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	9-13			lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14
		Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	15
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21	Controlling Class Rep.	CMBS Investment Holdings
Modified Loan Detail	22		-
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12592RBC2	1.494000%	30,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592RBD0	3.095000%	91,176,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592RBE8	3.340000%	49,250,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12592RBF5	3.528000%	406,965,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12592RBJ7	3.987000%	52,583,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.63%
B	12592RBK4	4.339000%	46,398,000.00	13,409,970.71	13,409,970.71	48,488.22	0.00	0.00	13,458,458.93	0.00	0.00%	18.00%
C	12592RBM0	4.697251%	37,118,000.00	37,118,000.00	37,118,000.00	145,293.81	0.00	0.00	37,263,293.81	0.00	0.00%	13.50%
D	12592RAL3	4.197251%	40,211,000.00	40,211,000.00	18,406,747.40	140,646.39	0.00	0.00	18,547,393.79	21,804,252.60	67.79%	8.63%
E	12592RAN9	3.000000%	8,248,000.00	8,248,000.00	0.00	0.00	0.00	0.00	0.00	8,248,000.00	55.60%	7.63%
F	12592RAQ2	3.000000%	19,591,000.00	19,591,000.00	0.00	0.00	0.00	0.00	0.00	19,591,000.00	26.66%	5.25%
G	12592RAS8	3.000000%	10,310,000.00	10,310,000.00	0.00	0.00	0.00	0.00	0.00	10,310,000.00	11.42%	4.00%
H*	12592RAU3	3.000000%	8,249,000.00	8,249,000.00	0.00	0.00	0.00	516,442.86	0.00	7,732,557.14	0.00%	3.00%
J	12592RAW9	3.000000%	24,745,357.00	230,475.42	0.00	0.00	0.00	230,475.42	0.00	0.00	0.00%	0.00%
R	12592RAY5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592RBA6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			824,844,359.00	137,367,446.13	68,934,718.11	334,428.42	0.00	746,918.28	69,269,146.53	67,685,809.74

X-A	12592RBH1	4.697251%	629,974,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12592RAA7	0.095079%	83,516,000.00	50,527,970.71	0.00	4,003.45	0.00	0.00	4,003.45	0.00
X-C	12592RAC3	0.500000%	40,211,000.00	40,211,000.00	0.00	16,754.58	0.00	0.00	16,754.58	21,804,252.60
X-D	12592RAE9	1.697251%	27,839,000.00	27,839,000.00	0.00	39,374.81	0.00	0.00	39,374.81	27,839,000.00
X-E	12592RAG4	1.697251%	18,559,000.00	18,559,000.00	0.00	26,249.40	0.00	0.00	26,249.40	18,042,557.14
X-F	12592RAJ8	1.697251%	24,745,357.00	230,475.42	0.00	325.98	0.00	0.00	325.98	0.00
Notional SubTotal			824,844,357.00	137,367,446.13	0.00	86,708.22	0.00	0.00	86,708.22	67,685,809.74

Deal Distribution Total					68,934,718.11	421,136.64	0.00	746,918.28	69,355,854.75

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592RBC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592RBD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592RBE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12592RBF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12592RBJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12592RBK4	289.02044722	289.02044722	1.04504979	0.00000000	0.00000000	0.00000000	0.00000000	290.06549700	0.00000000
C	12592RBM0	1,000.00000000	1,000.00000000	3.91437604	0.00000000	0.00000000	0.00000000	0.00000000	1,003.91437604	0.00000000
D	12592RAL3	1,000.00000000	457.75403248	3.49770933	0.00000000	0.00000000	0.00000000	0.00000000	461.25174181	542.24596752
E	12592RAN9	1,000.00000000	0.00000000	0.00000000	2.50000000	2.50000000	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12592RAQ2	1,000.00000000	0.00000000	0.00000000	2.50000000	2.50000000	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12592RAS8	1,000.00000000	0.00000000	0.00000000	2.50000000	43.03683414	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12592RAU3	1,000.00000000	0.00000000	0.00000000	2.50000000	143.94406716	0.00000000	62.60672324	0.00000000	937.39327676
J	12592RAW9	9.31388543	0.00000000	0.00000000	0.02328477	97.68223550	0.00000000	9.31388543	0.00000000	0.00000000
R	12592RAY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592RBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592RBH1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12592RAA7	605.00946777	0.00000000	0.04793632	0.00000000	0.00000000	0.00000000	0.00000000	0.04793632	0.00000000
X-C	12592RAC3	1,000.00000000	0.00000000	0.41666658	0.00000000	0.00000000	0.00000000	0.00000000	0.41666658	542.24596752
X-D	12592RAE9	1,000.00000000	0.00000000	1.41437588	0.00000000	0.00000000	0.00000000	0.00000000	1.41437588	1,000.00000000
X-E	12592RAG4	1,000.00000000	0.00000000	1.41437577	0.00000000	0.00000000	0.00000000	0.00000000	1.41437577	972.17291557
X-F	12592RAJ8	9.31388543	0.00000000	0.01317338	0.00000000	0.00000000	0.00000000	0.00000000	0.01317338	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	11/01/24 - 11/30/24	30	0.00	4,003.45	0.00	4,003.45	0.00	0.00	0.00	4,003.45	0.00
X-C	11/01/24 - 11/30/24	30	0.00	16,754.58	0.00	16,754.58	0.00	0.00	0.00	16,754.58	0.00
X-D	11/01/24 - 11/30/24	30	0.00	39,374.81	0.00	39,374.81	0.00	0.00	0.00	39,374.81	0.00
X-E	11/01/24 - 11/30/24	30	0.00	26,249.40	0.00	26,249.40	0.00	0.00	0.00	26,249.40	0.00
X-F	11/01/24 - 11/30/24	30	0.00	325.98	0.00	325.98	0.00	0.00	0.00	325.98	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	11/01/24 - 11/30/24	30	0.00	48,488.22	0.00	48,488.22	0.00	0.00	0.00	48,488.22	0.00
C	11/01/24 - 11/30/24	30	0.00	145,293.81	0.00	145,293.81	0.00	0.00	0.00	145,293.81	0.00
D	11/01/24 - 11/30/24	30	0.00	140,646.39	0.00	140,646.39	0.00	0.00	0.00	140,646.39	0.00
E	11/01/24 - 11/30/24	30	0.00	20,620.00	0.00	20,620.00	20,620.00	0.00	0.00	0.00	20,620.00
F	11/01/24 - 11/30/24	30	0.00	48,977.50	0.00	48,977.50	48,977.50	0.00	0.00	0.00	48,977.50
G	11/01/24 - 11/30/24	30	417,934.76	25,775.00	0.00	25,775.00	25,775.00	0.00	0.00	0.00	443,709.76
H	11/01/24 - 11/30/24	30	1,166,772.11	20,622.50	0.00	20,622.50	20,622.50	0.00	0.00	0.00	1,187,394.61
J	11/01/24 - 11/30/24	30	2,416,605.60	576.19	0.00	576.19	576.19	0.00	0.00	0.00	2,417,181.79
Totals			4,001,312.47	537,707.83	0.00	537,707.83	116,571.19	0.00	0.00	421,136.64	4,117,883.66

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties		Losses		Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592RBJ7	N/A	52,583,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00
B (Cert)	12592RBK4	4.339000%	46,398,000.00	13,409,970.71	13,409,970.71	48,488.22		0.00		0.00	13,458,458.93	0.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00
C (Cert)	12592RBM0	4.697251%	37,118,000.00	37,118,000.00	37,118,000.00	145,293.81		0.00		0.00	37,263,293.81	0.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00
Regular Interest Total			136,099,000.03	50,527,970.71	50,527,970.71	193,782.03		0.00		0.00	50,721,752.74	0.00

Exchangeable Certificate Details
PEZ	12592RBL2	N/A	0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	69,355,854.75
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	540,240.55	Master Servicing Fee	850.91
Interest Reductions due to Nonrecoverability Determination	(89,676.01)	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	629.60
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	57.24
ARD Interest	0.00	Operating Advisor Fee	286.18
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	246.53
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	450,564.54	Total Fees	2,070.46

Principal		Expenses/Reimbursements
Scheduled Principal	69,681,636.39	Reimbursement for Interest on Advances	(686.34)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,622.47
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(15,114.42)	Special Servicing Fees (Work Out)	52,292.59
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	20.43
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	1,912.14
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	700,000.00
Total Principal Collected	69,666,521.97	Total Expenses/Reimbursements	759,161.29

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	421,136.64
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	68,934,718.11
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	69,355,854.75
Total Funds Collected	70,117,086.51	Total Funds Distributed	70,117,086.50

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	137,367,446.13	137,367,446.13	Beginning Certificate Balance	137,367,446.13
(-) Scheduled Principal Collections	69,681,636.39	69,681,636.39	(-) Principal Distributions	68,934,718.11
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	746,918.28
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	15,114.42
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	1,912.14
(-) Realized Losses from Collateral	15,114.42	15,114.42	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	729,891.73
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	67,685,809.74	67,685,809.74	Certificate Other Adjustments**	(0.01)
Beginning Actual Collateral Balance	138,889,884.06	138,889,884.06	Ending Certificate Balance	67,685,809.74
Ending Actual Collateral Balance	69,264,361.03	69,264,361.03

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	3,800,000.00	0.00	UC / (OC) Change	0.00
Current Period Advances	1,912.14	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,912.14	0.00	Net WAC Rate	4.70%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	3	10,884,786.09	16.08%	(1)	4.7392	2.284793	1.29 or less	3	39,703,617.40	58.66%	0	4.6838	1.103784
7,500,000 to 14,999,999	3	34,613,144.36	51.14%	0	4.5156	1.441217	1.30 to 1.34	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	1	22,187,879.29	32.78%	0	4.8500	1.260000	1.35 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.45 to 1.74	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 to 74,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.75 to 1.99	2	20,516,874.20	30.31%	0	4.5675	1.868028
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.99	2	7,465,318.14	11.03%	0	4.7984	2.754196
Totals	7	67,685,809.74	100.00%	0	4.6612	1.517471	3.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	7	67,685,809.74	100.00%	0	4.6612	1.517471
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Florida	1	14,096,270.16	20.83%	0	4.4400	0.820000
							Lodging	1	3,852,636.74	5.69%	0	4.7500	2.730000
Indiana	1	3,419,467.95	5.05%	(1)	4.6100	1.260000
							Mixed Use	1	3,419,467.95	5.05%	(1)	4.6100	1.260000
Louisiana	3	9,370,832.83	13.84%	(1)	4.4100	1.830000
							Multi-Family	1	22,187,879.29	32.78%	0	4.8500	1.260000
Pennsylvania	1	22,187,879.29	32.78%	0	4.8500	1.260000
							Office	3	25,242,311.53	37.29%	0	4.5548	1.296887
Texas	3	14,998,678.11	22.16%	0	4.7128	2.113198
							Retail	4	12,983,514.23	19.18%	(1)	4.5324	2.094339
Virgin Islands	1	3,612,681.40	5.34%	(1)	4.8500	2.780000
							Totals	10	67,685,809.74	100.00%	0	4.6612	1.517471
Totals	10	67,685,809.74	100.00%	0	4.6612	1.517471

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or greater	2	23,467,102.99	34.67%	0	4.4280	1.223311	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	2	14,565,509.32	21.52%	0	4.6789	1.749751	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	3	29,653,197.43	43.81%	0	4.8370	1.636170	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	67,685,809.74	100.00%	0	4.6612	1.517471	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	7	67,685,809.74	100.00%	0	4.6612	1.517471
								Totals	7	67,685,809.74	100.00%	0	4.6612	1.517471
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	7	67,685,809.74	100.00%	0	4.6612	1.517471	299 months or less	7	67,685,809.74	100.00%	0	4.6612	1.517471
61 months to 118 months		0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	67,685,809.74	100.00%	0	4.6612	1.517471	Totals	7	67,685,809.74	100.00%	0	4.6612	1.517471
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	22,187,879.29	32.78%	0	4.8500	1.260000			No outstanding loans in this group
	12 months or less	5	42,078,462.50	62.17%	0	4.5658	1.674158
	13 to 24 months	1	3,419,467.95	5.05%	(1)	4.6100	1.260000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	67,685,809.74	100.00%	0	4.6612	1.517471
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
6	30308508	MF	Dallas	TX	Actual/360	4.560%	126,413.73	33,266,770.36	0.00	N/A	12/06/24	--	33,266,770.36	0.00	12/06/24
9	30294388	MF	Philadelphia	PA	Actual/360	4.850%	0.00	0.00	0.00	N/A	12/06/24	--	22,187,879.29	22,187,879.29	07/06/20
12	30294703	RT	Various	PR	Actual/360	5.500%	64,771.03	14,131,861.67	0.00	N/A	12/05/24	--	14,131,861.67	0.00	12/05/24
16	30308515	OF	Orlando	FL	Actual/360	4.440%	52,156.20	0.00	0.00	N/A	12/06/24	12/06/26	14,096,270.16	14,096,270.16	12/06/24
23	30294713	OF	Various	TX	Actual/360	4.700%	43,741.48	21,995.86	0.00	N/A	12/06/24	--	11,168,037.23	11,146,041.37	11/06/24
25	30294512	RT	Various	LA	Actual/360	4.410%	34,509.06	19,386.26	0.00	N/A	11/05/24	--	9,390,219.09	9,370,832.83	12/05/24
27	30294652	MF	Spring Hill	FL	Actual/360	4.680%	29,429.30	7,545,974.69	0.00	N/A	12/05/24	--	7,545,974.69	0.00	12/05/24
29	30308520	MF	Dallas	TX	Actual/360	4.690%	27,321.11	6,990,475.95	0.00	N/A	12/06/24	--	6,990,475.95	0.00	12/06/24
40	30308528	LO	Burleson	TX	Actual/360	4.750%	15,306.78	14,339.32	0.00	N/A	12/01/24	--	3,866,976.06	3,852,636.74	11/01/24
42	30308530	SS	Corona	CA	Actual/360	4.500%	15,502.17	4,133,912.61	0.00	N/A	12/01/24	--	4,133,912.61	0.00	12/01/24
43	30308531	RT	St. John	VI	Actual/360	4.850%	14,646.80	11,267.98	0.00	N/A	11/06/24	--	3,623,949.38	3,612,681.40	10/06/24
45	30308533	MU	Indianapolis	IN	Actual/360	4.610%	13,169.15	8,510.20	0.00	N/A	11/06/24	--	3,427,978.15	3,419,467.95	10/06/24
54	30308539	SS	Toledo	OH	Actual/360	4.590%	8,315.09	2,173,879.26	0.00	N/A	12/01/24	--	2,173,879.26	0.00	12/01/24
57	30308542	RT	Fargo	ND	Actual/360	4.650%	5,282.64	1,363,262.23	0.00	N/A	12/06/24	--	1,363,262.23	0.00	12/06/24
Totals							450,564.54	69,681,636.39	0.00				137,367,446.13	67,685,809.74
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	0.00	--	--	12/06/24	0.00	0.00	(619.41)	1,039,847.50	0.00	1,912.14
12	2,432,196.32	2,708,277.08	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	705,931.37	981,566.20	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,469,960.01	1,550,833.07	01/01/24	09/30/24	--	0.00	0.00	65,690.81	65,690.81	0.00	0.00
25	1,397,713.65	1,379,253.54	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,300,873.09	1,117,322.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,035,728.00	1,078,820.00	07/01/23	06/30/24	--	0.00	0.00	29,605.82	29,605.82	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	647,310.15	872,516.63	01/01/24	06/30/24	--	0.00	0.00	25,813.61	51,798.81	0.00	0.00
45	377,585.22	0.00	--	--	--	0.00	0.00	21,640.79	43,329.63	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	269,856.25	344,997.43	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	9,637,154.06	10,033,586.15				0.00	0.00	142,131.62	1,230,272.57	0.00	1,912.14

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/12/24	0	0.00	0	0.00	1	22,187,879.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.661179%	4.632170%	0
11/13/24	0	0.00	0	0.00	1	22,187,879.29	0	0.00	1	0.00	0	0.00	0	0.00	1	9,870,580.16	4.719376%	4.697251%	1
10/11/24	0	0.00	0	0.00	1	22,187,879.29	0	0.00	1	47,072,849.24	0	0.00	0	0.00	6	31,732,666.08	4.614072%	4.593524%	2
09/12/24	0	0.00	0	0.00	2	32,864,138.14	0	0.00	1	47,072,849.24	0	0.00	1	927,150.76	12	63,759,412.26	4.610097%	4.587713%	3
08/12/24	1	48,000,000.00	0	0.00	2	32,888,185.07	0	0.00	1	48,000,000.00	1	14,096,270.16	0	0.00	5	66,932,333.24	4.517293%	4.492927%	3
07/12/24	0	0.00	0	0.00	3	35,256,055.27	0	0.00	1	48,000,000.00	0	0.00	1	1,580,000.00	1	2,745,369.07	4.503802%	4.479585%	4
06/12/24	1	48,000,000.00	0	0.00	3	35,286,479.70	0	0.00	1	48,000,000.00	0	0.00	0	0.00	3	83,087,892.16	4.503796%	4.479495%	5
05/10/24	0	0.00	0	0.00	3	35,315,016.79	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	4.437548%	4.414369%	6
04/12/24	0	0.00	1	2,358,986.50	2	32,986,217.23	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	4.437824%	4.414642%	7
03/12/24	0	0.00	0	0.00	3	81,009,766.85	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	4.438083%	4.414898%	8
02/12/24	2	13,725,616.99	1	48,000,000.00	2	33,036,071.60	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	4.438370%	4.415181%	9
01/12/24	2	50,373,849.52	0	0.00	2	33,059,418.14	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	4.438625%	4.415433%	10
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	30294388	07/06/20	52	6	(619.41)	1,039,847.50	146,692.03	23,691,542.98	10/14/20	98
23	30294713	11/06/24	0	5	65,690.81	65,690.81	0.00	11,168,037.23
40	30308528	11/01/24	0	5	29,605.82	29,605.82	0.00	3,866,976.06
43	30308531	10/06/24	1	5	25,813.61	51,798.81	3,500.00	3,634,684.30
45	30308533	10/06/24	1	5	21,640.79	43,329.63	0.00	3,436,017.47	11/07/24	98
Totals					142,131.62	1,230,272.57	150,192.03	45,797,258.04
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		53,589,540	9,370,833	44,218,707		0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		14,096,270	14,096,270		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-24	67,685,810	38,465,781	7,032,149	0	22,187,879	0
Nov-24	137,367,446	115,179,567	0	0	22,187,879	0
Oct-24	224,496,623	155,235,894	0	0	22,187,879	47,072,849
Sep-24	256,629,201	176,692,213	0	0	32,864,138	47,072,849
Aug-24	413,260,929	332,372,744	0	0	32,888,185	48,000,000
Jul-24	481,552,319	398,296,264	0	0	35,256,055	48,000,000
Jun-24	486,594,366	403,307,886	0	0	35,286,480	48,000,000
May-24	570,361,501	487,046,484	0	0	35,315,017	48,000,000
Apr-24	571,085,481	487,740,277	0	2,358,987	32,986,217	48,000,000
Mar-24	571,766,018	490,756,251	0	0	33,009,767	48,000,000
Feb-24	572,525,314	477,763,626	13,725,617	0	33,036,072	48,000,000
Jan-24	573,200,103	489,766,835	2,373,850	0	33,059,418	48,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	30294388	22,187,879.29	23,691,542.98	32,525,000.00	08/20/24	1,647,907.00	1.26000	06/30/14	12/06/24	239
45	30308533	3,419,467.95	3,436,017.47	5,800,000.00	10/03/14	328,999.22	1.26000	09/30/23	11/06/24	238
Totals		25,607,347.24	27,127,560.45	38,325,000.00		1,976,906.22

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	30294388	MF	PA	10/14/20	98
12/6/2024 - Loan transferred on 10/15/20 after Borrower failed to make the 8/6/20 payment. Borrower was unresponsive to Lender''s request for additional information and stopped remitting rents to the lockbox account in 2020. Collateral consists of a mid-r ise, multifamily complex known as Marine Club Apartments in Philadelphia, PA. The Marine Club is a fractured condo community with a total of 301 units, 204 units of which are collateral for the Loan with the remaining 97 units owned by individual condo ow ners. Legal counsel was retained to file for foreclosure and/or receivership. Notice of Acceleration and Demand for Rents was sent on 2/1/21. The foreclosure complaint was filed on 4/12/21 and motion for the appointment of receiver was filed on 6/23/21. O n 10/18/21, the motion for appointment of receiver was denied by the court. The Preferred Equity Holder is now acting as the manager of Borrower. The foreclosure process is ongoing and the motion for summary judgment was filed on 5/28/24. Lender is dual t racking the foreclosure process while discussing workout alternatives with Borrower.

45	30308533	MU	IN	11/07/24	98
12/6/2024 - The Loan transferred on 11/12/2024 due to Maturity Default after Borrower failed to payoff the Loan on 11/6/2024. The Loan has been in cash management dating back to 2020 due to low DSCR and prior tenant, University of
Indianapolis, ''going da rk'' in 40% of its space. A total of $38,125 in excess cash has been swept to date. Special Servicer is pending feedback from Master Servicer on why the last lockbox deposit received dates back to August 2024. Collateral is a 37,374 rsf building, located 4 miles south of Indianapolis CBD. Property offers 274 surface parking spaces (7.33K sf) and includes two outparcels at 1.032 acres and 0.807 acres (either of which may be released under the Loan) and two expansion areas totaling 14K sf. Property was form ally a free standing Marsh grocery store originally built in 1990 and fully repositioned/renovated in 2008 after the former grocer closed the location. Borrower has signed the PNL and legal counsel hast been retained. Borrower recently delivered an LOI to purchase the Property dated 11/22/2024 for $3.95MM. Reviewing and will discuss with CCR/DCH. Also, pending BOVs.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30308507	0.00	4.58000%	0.00	4.58000%	8	09/22/20	09/22/20	10/07/20
9	30294388	0.00	4.85000%	0.00	4.85000%	8	05/28/21	05/28/21	08/18/21
12	30294703	16,300,797.17	5.50000%	16,300,797.17	5.50000%	8	08/12/20	08/12/20	08/13/20
16	30308515	0.00	4.44000%	0.00	4.44000%	9	06/27/24	06/27/24	08/01/24
17	30308516	0.00	4.20000%	0.00	4.20000%	8	11/17/20	11/17/20	11/23/20
21	30294714	0.00	4.29800%	0.00	4.29800%	8	06/03/21	05/06/20	07/27/21
22	30294647	0.00	4.75000%	0.00	4.75000%	8	08/20/21	08/20/21	11/16/21
27	30294652	0.00	4.68000%	0.00	4.68000%	8	10/09/20	10/09/20	11/30/21
Totals		16,300,797.17		16,300,797.17
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
7	30294550	12/12/22	30,579,426.12	20,700,000.00	21,244,897.00	5,600,931.63	21,244,897.00	15,643,965.37	14,935,460.75	0.00	900,238.94	14,035,221.81	39.31%
20	30294523	03/10/23	9,700,306.36	15,000,000.00	15,531,497.05	6,064,487.01	15,531,497.05	9,467,010.04	233,296.32	0.00	233,296.33	(0.01)	0.00%
30	30308521	11/13/20	7,715,599.54	5,960,000.00	5,287,409.04	1,470,872.46	5,287,409.04	3,816,536.58	3,899,062.96	0.00	(20,742.88)	3,919,805.84	45.84%
53	30294319	08/12/24	2,343,921.23	2,450,000.00	1,751,060.18	166,243.76	1,751,060.18	1,584,816.42	759,104.81	(15,114.42)	(15,114.42)	774,219.23	27.65%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			50,339,253.25	44,110,000.00	43,814,863.27	13,302,534.86	43,814,863.27	30,512,328.41	19,826,924.84	(15,114.42)	1,097,677.97	18,729,246.87

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/24	729,891.73	0.00	0.00	0.00	0.00	729,891.73	0.00	0.00	729,891.73
7	30294550	02/12/24	0.00	0.00	14,035,221.81	0.00	0.00	(1,322.92)	0.00	0.00	14,035,971.81
		10/13/23	0.00	0.00	14,036,544.73	0.00	0.00	(29,680.14)	0.00	0.00
		08/11/23	0.00	0.00	14,066,224.87	0.00	0.00	19,316.89	0.00	0.00
		05/12/23	0.00	0.00	14,046,907.98	0.00	0.00	(891,386.24)	0.00	0.00
		04/12/23	0.00	0.00	14,938,294.22	0.00	0.00	2,784.57	0.00	0.00
		03/10/23	0.00	0.00	14,935,509.65	0.00	0.00	798.90	0.00	0.00
		12/12/22	0.00	0.00	14,935,460.75	0.00	0.00	14,935,460.75	0.00	0.00
20	30294523	05/12/23	0.00	0.00	(0.01)	0.00	0.00	(891.74)	0.00	0.00	(0.01)
		04/12/23	0.00	0.00	891.73	0.00	0.00	(232,404.59)	0.00	0.00
		03/10/23	0.00	0.00	233,296.32	0.00	0.00	233,296.32	0.00	0.00
30	30308521	06/10/22	0.00	0.00	3,919,805.84	0.00	0.00	(24,903.78)	0.00	0.00	3,919,805.84
		05/12/22	0.00	0.00	3,944,709.62	0.00	0.00	261.07	0.00	0.00
		02/11/22	0.00	0.00	3,944,448.55	0.00	0.00	(37,572.55)	0.00	0.00
		12/10/21	0.00	0.00	3,982,021.10	0.00	0.00	170.35	0.00	0.00
		11/15/21	0.00	0.00	3,981,850.75	0.00	0.00	145.01	0.00	0.00
		10/13/21	0.00	0.00	3,981,705.74	0.00	0.00	1,202.92	0.00	0.00
		08/12/21	0.00	0.00	3,980,502.82	0.00	0.00	266.34	0.00	0.00
		06/11/21	0.00	0.00	3,980,236.48	0.00	0.00	92,623.76	0.00	0.00
		04/12/21	0.00	0.00	3,887,612.72	0.00	0.00	(25,520.25)	0.00	0.00
		03/12/21	0.00	0.00	3,913,132.97	0.00	0.00	70.00	0.00	0.00
		02/12/21	0.00	0.00	3,913,062.97	0.00	0.00	14,000.01	0.00	0.00
		11/13/20	0.00	0.00	3,899,062.96	0.00	0.00	3,899,062.96	0.00	0.00
53	30294319	12/12/24	0.00	0.00	774,219.23	0.00	0.00	15,114.42	0.00	0.00	774,219.23
		08/12/24	0.00	0.00	759,104.81	0.00	0.00	759,104.81	0.00	0.00
Current Period Totals			729,891.73	0.00	0.00	0.00	0.00	745,006.15	0.00	0.00	745,006.15
Cumulative Totals			729,891.73	0.00	18,729,246.87	0.00	0.00	19,459,888.60	0.00	0.00	19,459,888.60

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	4,622.47	0.00	0.00	0.00	0.00	89,676.01	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(302.24)	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	52,292.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(241.28)	0.00	0.00	0.00
45	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(142.82)	0.00	0.00	0.00
Total	0.00	0.00	5,622.47	0.00	52,292.59	0.00	0.00	89,676.01	(686.34)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		146,904.73

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Supplemental Notes
None

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